Segment Data	12 Months Ended
Dec. 31, 2011
Segment Data [Abstract]
SEGMENT DATA

NOTE 15. SEGMENT DATA

We currently have three reportable segments: Wind Energy, Water Management, and Biomass. Each of our segments is a strategic business that offers different products and services. They are managed separately because each business unit requires different technology, marketing strategies and personnel. All of our segments are still in development stages with no significant operations.

Our Water Management segment is currently in the development stage and has a number of projects under development. We recently entered into a definitive agreement to acquire approximately 5 surface acres, including an existing well, located in West Virginia where we will develop a commercial water service facility. The acquisition includes an existing well that has been approved for commercial water disposal. The acquisition will close in two phases where the first closing occurred on December 15, 2011 and the second closing will be upon the well commencing commercial operations. We will pay in total approximately $375,000, which will consist of approximately $188,000 in cash plus an additional approximately $94,000 in unregistered shares of our common stock based on volume weighted average price of our common stock over the 10 previous trading days prior to closing and approximately $94,000 in unregistered shares of our Series C Preferred Stock.

Planned uses for this location include a treatment facility for oilfield produced water, frac water and drilling mud, one or more salt water disposal wells and a heavy equipment and frac tank lay-down yard. The property to be acquired through this transaction is strategically located in the heart of the drilling activity within the Appalachian resource plays of the Marcellus Shale and new Utica Shale, as well as being strategically located nearby existing highways where water hauling trucks are very active.

Our Wind Energy segment is currently in the development stage. We currently have no wind projects that we are developing.

Our Biomass segment is also in the development stage. We have purchased an inactive 18.5 MW (nameplate capacity) biomass power plant located in California, Mesquite Lake, and an inactive 14 MW (nameplate capacity) biomass power plant located in Telogia, Florida which was sold during the first quarter of 2009. We began refurbishing the plant during the third quarter in 2008. During 2008, we found that the existing air permit for the plant was not sufficient to support our planned operations, and we put this project on hold during the fourth quarter of 2008 while we went through the re-permitting process. We executed a new power purchase agreement for this facility in October 2009 and we obtained the air permit in July 2010. We plan to resume construction on the facility, including an expansion of up to 10 Megawatts ("MW"), sometime during the second quarter of 2012, assuming additional sources of capital are obtained.

Our Biomass segment will produce energy from organic matter available at or near the plant sites.

The accounting policies for our segments are the same as those described in Note 3. There are no intersegment revenues or expenses.

Segment data for the two years ended December 31, 2011 and 2010 follows:

	For the Year Ended December 31, 2011
	Unallocated Corporate	Water Management	BioMass	Wind Energy	TOTAL
Total Revenues	$—	$1,105,340	$—	$—	$1,105,340
Total Operating Costs	—	1,065,154	—	3,316	1,068,470
Depreciation expense	189,656	—	—	—	189,656
Selling, general and administrative	3,768,743	91,079	296,986	1,288	4,158,096

Operating income (loss)	(3,958,399)	(50,893)	(296,986)	(4,604)	(4,310,882)
Other income and (expense)	(500,845)	(5,677)	—	—	(506,522)

Loss from continuing operations	$(4,459,244)	$(56,570)	$(296,986)	$(4,604)	$(4,817,404)

Total Assets	$2,778,853	$1,406,187	$18,981,516	$(476)	$23,166,080

Capital Expenditures	$—	$1,061,823	$34,181	$—	$1,096,004

	For the Year Ended December 31, 2010
	Unallocated Corporate	Water Management	BioMass	Wind Energy	TOTAL
Total Operating Costs	$—	$—	$—	$(10,630)	$(10,630)
Depreciation expense	189,758	—	—	—	189,758
Loss on asset impairments	—	—	—	160,824	160,824
Selling, general and administrative	4,466,507	—	597,325	16,936	5,080,768

Operating loss	(4,656,265)	—	(597,325)	(167,130)	(5,420,720)
Other income and (expense)	(619,374)	—	2,305,527	250,002	1,936,155

Income (loss) from continuing operations	$(5,275,639)	$—	$1,708,202	$82,872	$(3,484,565)

Total Assets	$4,411,739	$—	$18,984,743	$21,530	$23,418,012

Capital Expenditures	$634,293	$—	$1,470,280	$—	$2,104,573